Other Operating Income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income [Abstract]
Adjustments and Interest on Miscellaneous Receivables	$ 1,882,344	$ 1,729,851	$ 1,039,065
Rental of safe deposit boxes	1,122,188	961,725	1,124,781
Services Rendered	270,110	300,983	323,403
Proceeds From Electronic Transactions	186,922	199,891	255,558
Income related to foreign trade	167,080	433,560	462,620
Gain from the sale of non-current assets held for sale		5,202,018
Other Miscellaneous Operating Income	2,694,336	3,154,173	1,207,177
Total Other Operating Income	$ 6,322,980	$ 11,982,201	$ 4,412,604